Warrant liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of Change in Carrying Value of the Warrants
The carrying value of the warrants as at 31 December is as follows:

	2021
	Registered for resale	In process of registration for resale	Total
(in $ millions)	$	$	$
Initial recognition	36	55	91
Change in fair value	(15)	(22)	(37)

As at 31 December 2021	21	33	54